Capital Requirements	9 Months Ended
Sep. 30, 2012
CapitalRequirements
Capital Requirements
Capital Requirements
Cash expenditures for the Molycorp Mountain Pass facility plant modernization and expansion efforts, including achieving an annual production capacity of 19,050 mt (“Project Phoenix Phase 1”), the second phase capacity expansion plan to 40,000 mt (“Project Phoenix Phase 2”) and other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility are expected to total approximately $170.0 million for the fourth quarter of 2012, and approximately $305.0 million in the first half of 2013, respectively.
These estimated cash expenditures described above represent the estimated remaining expenditures for Project Phoenix Phase 1, Project Phoenix Phase 2 and the Company's other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility. Including the applicable remaining expenditures, the aggregate cost of Project Phoenix Phase 1 and Project Phoenix Phase 2 is estimated to be approximately $1.25 billion for engineering, procurement and construction (“EPC”), preliminary engineering, insurance, permitting, legal, start-up, commissioning and other costs. All amounts for future capital spending are estimates that include certain discretionary amounts and are subject to change as the projects are further developed. These estimates do not include capitalized interest.
The estimated total costs for Project Phoenix Phase 1 and Project Phoenix Phase 2 include estimated additional EPC expenditures totaling up to $150.0 million for corrections resulting from certain defective engineering work, other engineering, design and scope changes and other cost increases. The Company is pursuing actions to recoup certain costs arising from defective engineering work, including making claims against applicable insurance policies, although there can be no assurance that the Company will be able to recoup all or any portion of such costs. The Company regularly monitors its capital projects to identify opportunities to reduce their total costs.
Anticipated capital expenditures at all other operating facilities of the Company are expected to be approximately $10.0 million during the fourth quarter of 2012. See Note 7.
Other cash requirements include planned contributions to Intermetallics Japan (“IMJ”), the Company's joint venture to manufacture sintered NdFeB permanent rare earth magnets. Molycorp will invest, upon achievement of certain milestones, Japanese Yen (JPY) 2.5 billion in cash, in exchange for ordinary shares of IMJ. The actual remittance amounts will vary depending on the future exchange rate between the U.S. dollar and the Japanese Yen, and the achievement of certain milestones by the joint venture. The Company invested $27.7 million (representing JPY 2.2 billion) to IMJ through September 30, 2012, and plans to invest an additional JPY 300 million (or approximately $3.8 million based on the JPY/ U.S. dollar exchange rate at September 30, 2012) in September 2013. See Note 10. The Company also anticipates making cash investments in other current and new ventures consistent with its mine-to-magnets strategy totaling approximately $8.0 million in the fourth quarter of 2012 and approximately $20.0 million in 2013.
Molycorp expects to fund the remaining capital expenditures under Project Phoenix Phase 1, Project Phoenix Phase 2 and other capital expenditures related to operations at the Molycorp Mountain Pass facility and all other operating facilities, as well as working capital and other cash requirements, with its available cash balances of $436.0 million at September 30, 2012, anticipated future cash flow from operations, and potential proceeds from revolving credit facilities or certain equipment financing that the Company is currently pursuing in its normal process of properly managing its cash and working capital requirements.
There can be no assurance that the Company will be successful in securing access to additional cash proceeds through the revolving credit facilities and lease or loan financing for certain equipment that it is currently pursuing, or other forms of financing on commercially acceptable terms, or at all. Accordingly, if necessary, the Company believes it has the ability to curtail capital expenditures and revise its current business plan to the extent necessary to preserve adequate liquidity sufficient to sustain operations.

(3)	Capital Requirements and Liquidity
Cash expenditures for the Molycorp Mountain Pass facility plant modernization and expansion efforts, including achieving an annual production capacity of 19,050 mt (“Project Phoenix Phase 1”), the second phase capacity expansion plan to 40,000 mt (“Project Phoenix Phase 2”) and other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility are expected to total approximately $170.0 million for the fourth quarter of 2012, and approximately $305.0 million in the first half of 2013, respectively.
These estimated cash expenditures described above represent the estimated remaining expenditures for Project Phoenix Phase 1, Project Phoenix Phase 2 and the Company's other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility. Including the applicable remaining expenditures, the aggregate cost of Project Phoenix Phase 1 and Project Phoenix Phase 2 is estimated to be approximately $1.25 billion for engineering, procurement and construction (“EPC”), preliminary engineering, insurance, permitting, legal, start-up, commissioning and other costs. All amounts for future capital spending are estimates that include certain discretionary amounts and are subject to change as the projects are further developed. These estimates do not include capitalized interest.
The estimated total costs for Project Phoenix Phase 1 and Project Phoenix Phase 2 include estimated additional EPC expenditures totaling up to $150.0 million for corrections resulting from certain defective engineering work, other engineering, design and scope changes and other cost increases. The Company is pursuing actions to recoup certain costs arising from defective engineering work, including making claims against applicable insurance policies, although there can be no assurance that the Company will be able to recoup all or any portion of such costs. The Company regularly monitors its capital projects to identify opportunities to reduce their total costs.
Anticipated capital expenditures at all other operating facilities of the Company are expected to be approximately $10.0 million during the fourth quarter of 2012.
Other cash requirements include planned contributions to Intermetallics Japan (“IMJ”), the Company's joint venture to manufacture sintered NdFeB permanent rare earth magnets. Molycorp will invest, upon achievement of certain milestones, Japanese Yen (JPY) 2.5 billion in cash, in exchange for ordinary shares of IMJ. The actual remittance amounts will vary depending on the future exchange rate between the U.S. dollar and the Japanese Yen, and the achievement of certain milestones by the joint venture. The Company invested $27.7 million (representing JPY 2.2 billion) to IMJ through September 30, 2012, and plans to invest an additional JPY 300 million (or approximately $3.8 million based on the JPY/ U.S. dollar exchange rate at September 30, 2012) in September 2013. The Company also anticipates making cash investments in other current and new ventures consistent with its mine-to-magnets strategy totaling approximately $8.0 million in the fourth quarter of 2012 and approximately $20.0 million in 2013.
Molycorp expects to fund the remaining capital expenditures under Project Phoenix Phase 1, Project Phoenix Phase 2 and other capital expenditures related to operations at the Molycorp Mountain Pass facility and all other operating facilities, as well as working capital and other cash requirements, with its available cash balances of $385.0 million at October 31, 2012, anticipated future cash flow from operations, and potential proceeds from revolving credit facilities or certain equipment financing that the Company is currently pursuing in its normal process of properly managing its cash and working capital requirements.
There can be no assurance that the Company will be successful in securing access to additional cash proceeds through the revolving credit facilities and lease or loan financing for certain equipment that it is currently pursuing, or other forms of financing on commercially acceptable terms, or at all. Accordingly, if necessary, the Company believes it has the ability to curtail capital expenditures and revise its current business plan to the extent necessary to preserve adequate liquidity sufficient to sustain operations.